Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of initial fixed $100 investment based on :

(a) Year	(b) Summary Compensation Table Total for A. William Higgins $[1]	(c) Summary Compensation Table Total for Gunnar Kleveland $[2]	(d) Compensation Actually Paid to A. William Higgins $[3]	(e) Compensation Actually Paid to Gunnar Kleveland $[4]	(f) Average Summary Compensation Table Total for non-PEO NEOs $[5]	(g) Average Compensation Actually Paid to non-PEO NEOs $[6]	(h) AIN Total Shareholder Return $[7]	(i) Peer Group Total Shareholder Return $[8]	(j) Net Income (in millions) $[9]	(k) Adjusted EBITDA (in millions) $[10]

2024[11]	N/A	3,921,822	N/A	2,692,030	1,923,016	987,208	111.47	163.23	88.1	232.0
2023	4,300,649	4,247,149	4,905,001	4,563,712	2,334,459	2,241,045	135.25	121.82	111.6	265.1
2022	4,660,482	N/A	6,318,295	N/A	1,763,694	2,162,432	134.28	113.29	96.5	253.5
2021	4,725,711	N/A	6,065,337	N/A	1,737,959	2,202,801	119.3	108.68	118.8	250.9
2020	3,714,562	N/A	3,666,927	N/A	1,671,398	1,619,119	98.09	102.37	98.6	251.9

Company Selected Measure Name			AIN Adjusted EBITDA
Named Executive Officers, Footnote			A. William Higgins served as President and CEO until his retirement in August 2023.Gunnar Kleveland became President and CEO in September 2023.Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2024: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Daniel Halftermeyer, and Greg Harwell; 2023: Robert Starr, Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2022: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2021: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2020: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug.
Peer Group Issuers, Footnote			Our selected peer group is the peer group discussed in the Compensation Discussion and Analysis shown on page 42..
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to Mr. Higgins in each of 2020, 2021, 2022 and 2023 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rules.“Compensation actually paid” to Mr. Kleveland in each of 2023 and 2024 reflects the respective amounts shown in Column (c) of the table above, adjusted as set forth in the table below, as required by SEC rules.

Year	2020	2021	2022	2023	2023	2024
CEO	Higgins	Higgins	Higgins	Higgins	Kleveland	Kleveland
SCT Total Compensation ($)	$3,714,562	$4,725,711	$4,660,482	$4,300,649	$4,247,149	$3,921,822
Less: Stock Award Values reported in SCT for the applicable year ($)	$(1,700,000)	$(2,000,000)	$(2,200,000)	$(2,400,000)	$(3,300,000)	$(1,854,000)
Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$1,652,365	$2,558,110	$2,652,019	$1,389,930	$3,616,563	$1,333,550
Change in Fair Value of outstanding unvested stock awards from prior years ($)	$—	$781,516	$1,217,979	$488,764	—	(658,446)
Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$—	$—	$(12,185)	$1,125,658	—	(50,895)
Less: Fair value of Stock Awards forfeited during the applicable year	$—	$—	$—	$—	—	—
Less: Aggregate change in Actuarial Present Value of accumulated pension benefit	$—	$—	$—	$—	—	—
Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—	—	—
Compensation Actually Paid	$3,666,927	$6,065,337	$6,318,295	$4,905,001	$4,563,712	$2,692,030

Non-PEO NEO Average Total Compensation Amount			$ 1,923,016	$ 2,334,459	$ 1,763,694	$ 1,737,959	$ 1,671,398
Non-PEO NEO Average Compensation Actually Paid Amount			$ 987,208	2,241,045	2,162,432	2,202,801	1,619,119
Adjustment to Non-PEO NEO Compensation Footnote	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2024: Robert Starr, Merle Stein, Chris Stone, Joseph Gaug, Daniel Halftermeyer, and Greg Harwell; 2023: Robert Starr, Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2022: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2021: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug; 2020: Stephen Nolan, Daniel Halftermeyer, Greg Harwell, and Joseph Gaug.

Year	2020	2021	2022	2023	2024
	(Average)	(Average)	(Average)	(Average)	(Average)
SCT Total Compensation ($)	$1,671,398	$1,737,959	$1,763,694	$2,334,459	$1,923,016
Less: Stock Award Values reported in SCT for the applicable year ($)	$(460,054)	$(545,079)	$(630,813)	$(1,283,371)	$(988,088)
Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$461,214	$689,874	$758,207	$1,415,779	$596,052
Change in Fair Value of outstanding unvested stock awards from prior years ($)	$12,573	$270,052	$292,308	$57,968	$(194,690)
Fair Value for Awards Granted in and Vested in Current Year	$—	$—	$—	$—	$58,956
Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$(66,012)	$49,995	$(20,964)	$16,416	$(47,900)
Less: Fair value of Stock Awards forfeited during the applicable year ($)	$—	$—	$—	$300,206	$(360,138)
Less: Aggregate change in Actuarial Present Value of accumulated pension benefit ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—	$—
Compensation Actually Paid	$1,619,119	$2,202,801	$2,162,432	$2,241,045	$987,208

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT PERFORMANCE METRICS

AIN Adjusted EBITDA
AIN Adjusted Free Cash Flow
MC Adjusted EBITDA
MC Adjusted Free Cash Flow
AEC Adjusted EBITDA
AEC Adjusted Free Cash Flow
AIN TRIR

Total Shareholder Return Amount			$ 111.47	135.25	134.28	119.3	98.09
Peer Group Total Shareholder Return Amount			163.23	121.82	113.29	108.68	102.37
Net Income (Loss)			$ 88,100,000	$ 111,600,000	$ 96,500,000	$ 118,800,000	$ 98,600,000
Company Selected Measure Amount			232,000,000.0	265,100,000	253,500,000	250,900,000	251,900,000
PEO Name	Gunnar Kleveland	A. William Higgins	Gunnar Kleveland		A. William Higgins	A. William Higgins	A. William Higgins
Additional 402(v) Disclosure	Mr. Halftermeyer received a negative change in pension value in 2024; according to SEC guidelines, the value is incorporated into Summary Compensation Table calculations but is not included for purposes of aggregating the Compensation Actually Paid.For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period. TSR assumes that $100 was invested on December 31, 2020, and that dividends were reinvested when and as paid.Reflects “Net Income” as reported in the Company’s Annual Reports on Form 10-K for each of the years reported.No dividends are paid or accrued on any unvested equity awards.
Relationship between “Compensation Actually Paid” and Performance
			The graphs that follow show the relationship of “compensation actually paid” to our PEOs and other named executive officers in 2020, 2021, 2022, 2023 and 2024 to (1) the TSR for both the Company and our compensation peer benchmarking groups, (2) the Company’s net income, and (3) the Company’s adjusted EBITDA. For the purposes of these graphs, an averaged "compensation actually earned" is used for Messrs. Higgins and Kleveland for 2023.
Measure:: 1
Pay vs Performance Disclosure
Name			AIN Adjusted EBITDA
Non-GAAP Measure Description			AIN Adjusted EBITDA was chosen as the "company selected financial metric" as it is the most heavily weighted of the annual performance measurement metrics used in our executive compensation program for the years reported (see pp. 47-49).
Measure:: 2
Pay vs Performance Disclosure
Name			AIN Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			MC Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			MC Adjusted Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name			AEC Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name			AEC Adjusted Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name			AIN TRIR
Gunnar Kleveland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,921,822	$ 4,247,149
PEO Actually Paid Compensation Amount			2,692,030	4,563,712
A. William Higgins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,300,649	$ 4,660,482	$ 4,725,711	$ 3,714,562
PEO Actually Paid Compensation Amount				4,905,001	6,318,295	6,065,337	3,666,927
PEO | Gunnar Kleveland [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Gunnar Kleveland [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Gunnar Kleveland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,854,000)	(3,300,000)
PEO | Gunnar Kleveland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,333,550	3,616,563
PEO | Gunnar Kleveland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(658,446)	0
PEO | Gunnar Kleveland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,895)	0
PEO | Gunnar Kleveland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | A. William Higgins [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | A. William Higgins [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | A. William Higgins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,400,000)	(2,200,000)	(2,000,000)	(1,700,000)
PEO | A. William Higgins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,389,930	2,652,019	2,558,110	1,652,365
PEO | A. William Higgins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				488,764	1,217,979	781,516	0
PEO | A. William Higgins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,125,658	(12,185)	0	0
PEO | A. William Higgins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(988,088)	(1,283,371)	(630,813)	(545,079)	(460,054)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			596,052	1,415,779	758,207	689,874	461,214
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(194,690)	57,968	292,308	270,052	12,573
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,956	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(47,900)	16,416	(20,964)	49,995	(66,012)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (360,138)	$ 300,206	$ 0	$ 0	$ 0